Summary of Significant Accounting Policies - Schedule of Net Product and Service Revenues by Geographical Location (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Product
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 11,658,298	$ 1,642,037	¥ 8,676,672	¥ 6,654,893
Product | Mainland China
Disaggregation Of Revenue [Line Items]
Net revenues	10,778,594		8,014,495	6,285,247
Product | Hong Kong
Disaggregation Of Revenue [Line Items]
Net revenues	827,182		659,277	339,616
Product | Others
Disaggregation Of Revenue [Line Items]
Net revenues	52,522		2,900	30,030
Service
Disaggregation Of Revenue [Line Items]
Net revenues	1,307,484	$ 184,155	1,192,752	1,125,382
Service | Mainland China
Disaggregation Of Revenue [Line Items]
Net revenues	1,305,727		1,191,924	1,123,351
Service | Hong Kong
Disaggregation Of Revenue [Line Items]
Net revenues	1,749		826	¥ 2,031
Service | Others
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 8		¥ 2